TAXES PAYABLE	6 Months Ended
Apr. 30, 2022
TAXES PAYABLE
TAXES PAYABLE

NOTE 6 – TAXES PAYABLE

At April 30, 2022 and October 31, 2021, taxes payable consisted of the following:

	April 30, 2022	October 31, 2021
Income taxes payable	$498,705	$493,196
VAT payable	371	—
Other	18	—
	$499,094	$493,196